Schedule of goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 71,045	$ 71,045
Less: Foreign exchange translation	(3,740)
Total Goodwill	$ 67,305	$ 71,045